Schedule of Investments (unaudited)
February 28, 2026
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 Franklin Minnesota Municipal Income ETF

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 96.0%
Guam — 1.5%
Guam Government, GO, Series 2019	5.000%	11/15/31	$335,000	$356,331 (a)
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/42	1,300,000	1,294,539
Guam Government, Waterworks Authority Revenue, Water and Wastewater System, Series A	5.000%	1/1/50	1,000,000	1,020,661
Total Guam				2,671,531
Minnesota — 93.4%
Anoka-Hennepin, MN, ISD No 11, GO, School Building Bonds, Series A, SD Credit Program	3.000%	2/1/45	4,100,000	3,326,492
Apple Valley, MN, Revenue, Orchard Path Phase II Project, Series 2021	4.000%	9/1/61	400,000	307,288
Aurora, MN, ISD No 2711, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/29	940,000	849,518
Baytown Township, MN, Charter School Lease Revenue:
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/36	300,000	289,607
St. Croix Preparatory Academy Project, Series A, Refunding	4.000%	8/1/41	1,550,000	1,415,875
Bethel, MN, Revenue, Spectrum High School Project, Series A, Refunding	4.250%	7/1/47	895,000	782,986
Bloomington, MN, GO:
Capital Improvement Plan Bonds, Series E	4.000%	2/1/44	200,000	201,209
Capital Improvement Plan Bonds, Series E	4.000%	2/1/45	745,000	742,323
Central Minnesota Region, Municipal Power Agency Revenue:
Graceworks Lutheran Services, Series 2017, Refunding, AG	3.000%	1/1/36	300,000	299,504
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/34	780,000	783,455
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/35	375,000	375,190
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	3.000%	1/1/37	300,000	296,854
Southeast Twin Cities Transmission Project, Series 2021, Refunding, AG	4.000%	1/1/42	340,000	345,538
Chisholm, MN, ISD No 695, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/34	525,000	400,554
Cologne, MN, Charter School Lease Revenue, Academy Project, Series A	5.000%	7/1/34	345,000	345,185
Dakota County, MN, Community Development Agency Revenue, City Apartments Project, Series 2024, FNMA - Collateralized	4.200%	5/1/43	1,550,000	1,564,438
Deephaven, MN, Revenue, Eagle Ridge Academy Project, Series A, Refunding	5.250%	7/1/40	500,000	500,342
Duluth, MN, EDA Revenue:
Benedictine Health System, Series A, Refunding	4.000%	7/1/36	250,000	241,012
Benedictine Health System, Series A, Refunding	4.000%	7/1/41	930,000	835,107
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.000%	2/15/43	2,000,000	2,042,252
Health Care Facilities, Essentia Health Obligated Group, Series A, Refunding	5.250%	2/15/58	1,000,000	1,008,072
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/38	375,000	389,689
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	4.000%	6/15/39	225,000	233,129
St. Luke’s Hospital of Duluth Obligated Group, Series A, Refunding	3.000%	6/15/44	825,000	718,582
Duluth, MN, GO, Series H	4.250%	2/1/55	960,000	957,120
Duluth, MN, ISD No 709 Revenue:
COP, Series A, Refunding	4.000%	3/1/32	1,355,000	1,377,693 (b)
COP, Series B, Refunding, SD Credit Program	5.000%	2/1/27	370,000	378,621
COP, Series B, Refunding, SD Credit Program	5.000%	2/1/28	1,390,000	1,455,914
Forest Lake, MN, Charter School Lease Revenue:
Lakes International Language Academy Project, Series A, Refunding	4.500%	8/1/26	75,000	75,035
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Lakes International Language Academy Project, Series A, Refunding	5.500%	8/1/36	$250,000	$250,251
Gibbon, MN, ISD No 2365, GO, School Building Bonds, Series A, SD Credit Program	5.000%	2/1/48	1,850,000	1,928,338
Ham Lake, MN, Charter School Lease Revenue:
Davinci Academy Project, Series A	5.000%	7/1/47	500,000	435,353
Series A	5.000%	11/1/36	250,000	251,197
Hastings, MN, ISD No 200, GO, School Building Bonds, CAB, Series A, SD Credit Program	0.000%	2/1/30	1,000,000	887,876
Hennepin County, MN, Regional Railroad Authority, GO:
Limited Tax Bonds, Series A	5.000%	12/1/35	3,000,000	3,195,128
Sales Tax Revenue, Series C	5.000%	12/15/35	3,000,000	3,286,583
Independence, MN, Revenue, Global Academy Project, Series A, Refunding	4.000%	7/1/51	650,000	512,287
Lake Crystal, MN, Public Utilities Commission Electric Revenue:
Series A, BAM	5.000%	12/1/50	310,000	319,574
Series A, BAM	5.000%	12/1/55	350,000	358,610
Mankato, MN, ISD No 77, GO, Area Public Schools, Facilities Maintenance Bonds, Blue Earth, Le Sueur and Nicollet Counties, Series A, SD Credit Program	4.000%	2/1/41	1,450,000	1,488,977
Maple Grove, MN, Health Care Facilities Revenue:
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/30	850,000	864,535
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/31	500,000	508,160
Maple Grove Hospital Corp. Series 2017, Refunding	5.000%	5/1/32	500,000	507,852
Maple Grove Hospital Corp. Series 2017, Refunding	4.000%	5/1/37	1,000,000	1,001,140
Minneapolis, MN, Heath Care System Revenue:
Allina Health System	4.000%	11/15/40	4,510,000	4,537,483
Series A	5.000%	11/15/28	2,000,000	2,131,846 (c)(d)
Series A, Refunding	5.000%	11/15/34	2,230,000	2,326,647
Series A, Refunding	4.000%	11/15/38	500,000	501,844
Series A, Refunding	5.000%	11/15/44	250,000	250,033
Minneapolis, MN, Multifamily Tax-Exempt Revenue, Mortgage-Backed Bonds, 14th and Central, LLLP Project, FNMA - Collateralized	2.350%	2/1/38	4,506,922	3,781,009
Minneapolis, MN, Revenue:
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/27	100,000	100,439
YMCA of the Greater Twin Cities Project, Series 2016	4.000%	6/1/31	100,000	100,407
Minneapolis, MN, School District Credit Enhancement Program, GO, Series A, SD Credit Program	4.000%	2/1/35	1,590,000	1,648,574
Minneapolis, MN, Student Housing Revenue, Riverton Community Housing Project	5.000%	8/1/53	500,000	468,330
Minneapolis-St. Paul, MN, Metropolitan Airports Commission Revenue:
Series C	5.000%	1/1/36	825,000	840,571
Series C	5.000%	1/1/37	825,000	839,725
Subordinated, Series A, Refunding	5.000%	1/1/35	900,000	1,033,146
Subordinated, Series A, Refunding	4.250%	1/1/52	2,375,000	2,295,512
Subordinated, Series A, Refunding	5.000%	1/1/52	2,000,000	2,047,634
Minnesota State Agricultural & Economic Development Board, Health Care Facilities Revenue, HealthPartners Obligated Group	5.250%	1/1/54	2,500,000	2,601,874
Minnesota State HEFA Revenue:
Bethel University, Refunding	5.000%	5/1/47	1,000,000	928,604
Carleton College	5.000%	3/1/37	500,000	571,272
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Carleton College	5.000%	3/1/38	$475,000	$539,474
Carleton College	5.000%	3/1/39	1,010,000	1,139,311
Carleton College	5.000%	3/1/53	2,750,000	2,881,907
Carleton College, Refunding	4.000%	3/1/37	500,000	503,420
College of Saint Benedict, Refunding	4.000%	3/1/36	410,000	407,599
College of Saint Benedict, Series 8-K	5.000%	3/1/37	1,000,000	1,000,440
College of Saint Benedict, Series 8-K	4.000%	3/1/43	1,000,000	906,703
College of St. Scholastica, Inc., Refunding	4.000%	12/1/40	1,500,000	1,386,627
Macalester College, Refunding	3.000%	3/1/40	360,000	335,694
Macalester College, Refunding	3.000%	3/1/43	325,000	284,384
Macalester College, Refunding	4.000%	3/1/48	1,000,000	953,968
Saint John’s University	4.000%	10/1/33	475,000	496,155
Saint John’s University	4.000%	10/1/34	175,000	182,122
Saint John’s University	4.000%	10/1/35	170,000	175,961
Saint John’s University	3.000%	10/1/36	420,000	410,408
Saint John’s University	3.000%	10/1/38	245,000	232,404
Saint John’s University	4.000%	10/1/39	425,000	431,584
Series A	5.000%	5/1/46	750,000	530,659
St. Catherine University	5.000%	10/1/43	600,000	607,157
St. Catherine University	5.125%	10/1/48	750,000	742,913
St. Catherine University, Refunding	4.000%	10/1/36	920,000	920,538
St. Catherine University, Refunding	4.000%	10/1/37	580,000	575,154
St. Catherine University, Refunding	5.000%	10/1/45	300,000	299,725
St. Olaf College	3.000%	10/1/38	2,000,000	1,909,944
St. Olaf College	4.000%	10/1/46	5,100,000	4,874,959
St. Olaf College, Series 8N, Refunding	4.000%	10/1/26	85,000	85,724
University of St. Thomas	5.000%	10/1/40	1,000,000	1,054,810
University of St. Thomas, Series A	5.000%	10/1/49	1,825,000	1,882,625
University of St. Thomas, Series A	4.125%	10/1/53	2,325,000	2,169,325
University of St. Thomas, Series A, Refunding	4.000%	10/1/34	400,000	406,313
University of St. Thomas, Series A, Refunding	4.000%	10/1/35	400,000	406,524
Minnesota State HFA Revenue:
GNMA and FNMA Pass-Through Program, Series B, GNMA / FNMA / FHLMC	2.250%	12/1/42	75,421	67,397
Housing Infrastructure, Series C	4.000%	8/1/39	1,000,000	1,017,142
Mortgage-Backed Securities Pass-Through Program, Series I, GNMA / FNMA / FHLMC	2.800%	12/1/47	132,870	117,966
Series D-1	4.950%	8/1/45	165,000	170,482
Series D-1	5.100%	8/1/55	100,000	102,265
Series D-1	5.150%	8/1/67	445,000	452,366
Minnesota State Municipal Power Agency Revenue, Refunding	5.000%	10/1/33	250,000	250,425
Minnesota State Office of Higher Education Revenue, Student Loan Program	4.000%	11/1/37	200,000	201,831 (a)
Minnesota State, Revenue:
COP, State Office Building Project, Series 2023	5.000%	11/1/40	3,500,000	3,957,077
COP, State Office Building Project, Series 2023	5.000%	11/1/41	3,000,000	3,366,543
Moorhead, MN, Education Facilities Revenue, The Concordia College Corporation Project, Refunding	5.000%	12/1/40	500,000	500,139
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Mounds View, MN, Multifamily Housing Revenue, Sibley Park/Sibley Court Project	3.375%	3/1/28	$1,500,000	$1,511,692 (c)(d)
Mountain Lake, MN, Electric Revenue Revenue:
Series B, AG	5.000%	12/1/37	300,000	331,570
Series B, AG	5.000%	12/1/40	160,000	174,115
Series B, AG	5.000%	12/1/42	200,000	215,215
Series B, AG	5.000%	12/1/45	200,000	208,481
Series B, AG	5.000%	12/1/50	535,000	544,369
Series B, AG	5.000%	12/1/54	650,000	658,453
Northern Municipal Power Agency Revenue:
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/31	200,000	204,668
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/32	215,000	219,932
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/33	235,000	240,263
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/34	210,000	214,507
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/35	170,000	173,553
Minnesota Electric System, Series 2017, Refunding	5.000%	1/1/36	180,000	183,596
Minnesota Electric System, Series 2023, AG	5.000%	1/1/39	250,000	268,321
Minnesota Electric System, Series 2023, AG	5.000%	1/1/41	515,000	548,224
Oakdale, MN, Housing & Health Care Facilities Revenue, Ebenezer Obligated Group, Series A, Refunding	5.750%	12/1/55	500,000	506,200
Ramsey County, MN, GO, Capital Improvement Plan, Series A	3.375%	2/1/39	580,000	583,463
Ramsey, MN, Charter School Lease Revenue, Pact Charter School Project, Series A, Refunding	5.000%	6/1/32	600,000	610,997
Regents of the University of Minnesota, MN, GO:
Series A	5.000%	9/1/40	1,460,000	1,498,268
Series A	5.000%	4/1/41	2,000,000	2,001,813
Series A	5.000%	9/1/42	1,410,000	1,443,354
Rice County, MN, GO, Public Safety Center Bonds, Series A, Minnesota State Credit Enhancement Program	4.000%	2/1/48	2,000,000	1,967,830
Richfield, MN, ISD No 280, GO, School Building Bonds, Series A, SD Credit Program	4.000%	2/1/36	1,500,000	1,516,082
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, Series 2018	4.000%	11/15/48	1,500,000	1,464,954
Mayo Clinic, Series A	4.375%	11/15/53	2,000,000	2,000,045
Mayo Clinic, Series B, Refunding	5.000%	11/15/36	500,000	602,104
Rochester, MN, ISD No 535, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/32	1,805,000	1,919,451
Sartell-St. Stephen, MN, ISD No 748, GO, School Building Bonds, CAB, Series B, SD Credit Program	0.000%	2/1/34	700,000	522,962
Shakopee, MN, ISD No 720, GO, Facilities Maintenance Bonds, CAB, Series C, SD Credit Program	0.000%	2/1/30	3,355,000	2,987,710
South Washington County, MN, ISD, No 833, GO:
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/44	2,000,000	1,992,683 (e)
Facilities Maintenance Bonds, Series A, Refunding, SD Credit Program	4.000%	2/1/46	2,000,000	1,966,841 (e)
Southern Minnesota Municipal Power Agency Revenue, Power Supply System, Series A	5.000%	1/1/47	1,815,000	1,848,201
St. Cloud, MN, Health Care Revenue:
Centracare Health System, Series 2019, Refunding	4.000%	5/1/49	2,505,000	2,270,949
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Minnesota — continued
Centracare Health System, Series 2024, Refunding	5.000%	5/1/54	$1,500,000	$1,548,045
St. Paul, MN, Housing & Redevelopment Authority Revenue:
Children’s Health Care, Series 2025	5.000%	8/15/44	500,000	533,449
Community of Peace Academy Project, Series A, Refunding	5.000%	12/1/37	500,000	500,280
Fairview Health Services, Series A, Refunding	4.000%	11/15/36	1,000,000	1,006,663
Fairview Health Services, Series A, Refunding	4.000%	11/15/37	1,000,000	1,004,785
Hmong College Prep Academy Project, Series A, Refunding	5.000%	9/1/55	2,500,000	2,334,277
Nova Classical Academy Project, Series 2016, Refunding	4.000%	9/1/36	450,000	445,453
Nova Classical Academy Project, Series 2021, Refunding	2.000%	9/1/26	80,000	79,242
Nova Classical Academy Project, Series 2025, Refunding	5.500%	9/1/55	425,000	425,156
Nova Classical Academy Project, Series 2025, Refunding	5.625%	9/1/65	1,000,000	1,001,636
Series A, Refunding	4.000%	10/1/33	650,000	659,778
Twin Cities German Immersion School Project, Series A	5.000%	7/1/33	420,000	420,328
Twin Cities German Immersion School Project, Series A, Refunding	6.125%	7/1/65	500,000	501,162
St. Paul, MN, Port Authority District Energy Revenue:
Series 2023-3	4.750%	10/1/43	1,000,000	1,037,951
Series 2024-1	5.000%	10/1/44	1,800,000	1,913,359
St. Paul, MN, Port Authority Lease Revenue, Regions Hospital Parking Ramp Project, Series 2007-1	5.000%	8/1/36	600,000	600,562
Stillwater, MN, ISD, No 834, GO, School Building and Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/44	1,500,000	1,517,307 (e)
Wadena, MN, Revenue:
Cancer Center Project, Series A	5.000%	12/1/31	395,000	441,269
Cancer Center Project, Series A	5.000%	12/1/32	365,000	412,758
Cancer Center Project, Series A	5.000%	12/1/33	385,000	439,954
Cancer Center Project, Series A	5.000%	12/1/34	455,000	529,787
Cancer Center Project, Series A	5.000%	12/1/45	1,900,000	1,993,133
Waite Park, MN, GO, Series A	5.000%	12/15/50	2,095,000	2,204,722
Warren, MN, Warren-Alvarado-Oslo, ISD No 2176, GO:
School Building Bonds, Series A, SD Credit Program	3.250%	2/1/36	625,000	632,061
School Building Bonds, Series A, SD Credit Program	3.500%	2/1/39	1,300,000	1,312,102
School Building Bonds, Series A, SD Credit Program	3.625%	2/1/40	1,120,000	1,129,565
Western, MN, Municipal Power Agency Revenue, Series A	5.000%	1/1/49	3,500,000	3,554,179
Winona, MN, ISD No 861, GO, Facilities Maintenance Bonds, Series A, SD Credit Program	4.000%	2/1/31	1,075,000	1,143,130
Wright County, MN, GO:
Capital Improvement Bonds, Series A	3.300%	12/1/35	2,050,000	2,057,277
Capital Improvement Bonds, Series A	3.450%	12/1/37	1,680,000	1,683,353
Wright County, MN, Revenue, COP, Series A	3.000%	12/1/39	1,050,000	1,005,329
Total Minnesota				171,746,477
New Jersey — 0.1%

New Jersey State EDA Revenue, Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	260,000	260,338 (a)
Ohio — 0.1%

Warren County, OH, Healthcare Facilities Revenue, Otterbein Homes Obligated Group, Series 2016, Refunding	5.000%	7/1/40	250,000	250,929
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Franklin Minnesota Municipal Income ETF
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Puerto Rico — 0.3%

Puerto Rico Commonwealth, GO, Restructured, Series A-1	4.000%	7/1/37	$500,000	$501,033
Washington — 0.6%
Grays Harbor County, WA, Public Hospital District No 1 Revenue, Summit Pacific Medical Center, Series 2023, Refunding	6.750%	12/1/44	1,000,000	1,126,246
Total Investments before Short-Term Investments (Cost — $175,585,674)				176,556,554
			Shares
Short-Term Investments — 6.0%
Putnam Government Money Market Fund, Class P Shares (Cost — $11,026,173)	3.450%		11,026,173	11,026,173 (f)(g)
Total Investments — 102.0% (Cost — $186,611,847)				187,582,727
Liabilities in Excess of Other Assets — (2.0)%				(3,631,997)
Total Net Assets — 100.0%				$183,950,730

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.
(c)	Maturity date shown represents the mandatory tender date.
(d)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2026, the total market value of investments in Affiliated Companies was $11,026,173 and the cost was $11,026,173 (Note 2).

Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
CAB	—	Capital Appreciation Bonds
COP	—	Certificates of Participation
EDA	—	Economic Development Authority
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
HEFA	—	Health & Educational Facilities Authority
HFA	—	Housing Finance Agency
ISD	—	Independent School District
SD	—	School District
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Franklin Minnesota Municipal Income ETF (the “Fund”) is a separate diversified investment series of Putnam ETF Trust (the “Trust”). The Trust, a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on NAV, shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Fund are listed and traded at market prices on NYSE Arca, Inc. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are created and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.
The Fund seeks as high a level of current income exempt from federal income tax and Minnesota personal income tax as is consistent with preservation of capital.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$176,556,554	—	$176,556,554
Short-Term Investments†	$11,026,173	—	—	11,026,173
Total Investments	$11,026,173	$176,556,554	—	$187,582,727

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated companies
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Putnam Government Money Market Fund, Class P Shares	—	$21,142,587	21,142,587	$10,116,414	10,116,414
Putnam Short Term Investment Fund, Class P Shares	$294,455	17,147,456	17,147,456	17,441,911	17,441,911
	$294,455	$38,290,043		$27,558,325

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Government Money Market Fund, Class P Shares	—	$41,982	—	$11,026,173

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Putnam Short Term Investment Fund, Class P Shares	—	$28,700	—	—
	—	$70,682	—	$11,026,173

Franklin Minnesota Municipal Income ETF 2026 Quarterly Report